NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-controlling Interest
Non-controlling interests	$ 21,963	¥ 152,896	¥ 107,731
Sina Shi Jin
Non-controlling Interest
Non-controlling interests	20,363	141,762	96,974
Bo Zhong
Non-controlling Interest
Non-controlling interests	601	4,181	3,449
Xin Hui Tong
Non-controlling Interest
Non-controlling interests	$ 999	¥ 6,953	¥ 7,308